Discontinued Operations - Assets Held for Sale (Details) - Schedule of Recognized in Discontinued Operations in the Statement of Profit or Loss - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Poland [Member]
Discontinued Operations in the Statement of Profit or Loss [Line Items]
Revenues	$ 7,593	$ 10,709
Operating Expenses
Cost of revenues	(3,768)	(4,104)
Depreciation, amortization, and accretion	(2,563)	(2,482)
Loss on disposal of asset	(130)
Total operating expenses	(6,461)	(6,586)
Income from discontinued operations	1,132	4,123
Other income/(expense):
Impairment loss recognized on the remeasurement to fair value less costs to sell	(11,766)
Interest expense	(5,650)	(3,893)
Other expense	(157)	(30)
Total other expenses	(17,573)	(3,923)
Income/(Loss) before provision for income taxes	(16,441)	200
Income taxes		(21)
Net income/(loss) from discontinued operations	(16,441)	179
Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	(16,441)	179
Net income/(loss) attributable to common stockholders, diluted	$ (16,441)	$ 179
Net income/(loss) per share attributable to common stockholders, basic (in Dollars per share)	$ (0.28)	$ 0
Net income/(loss) per share attributable to common stockholders, diluted (in Dollars per share)	$ 0	$ 0
Weighted-average common stock outstanding, basic (in Shares)	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)	57,862,598	57,500,000
Netherlands [Member]
Discontinued Operations in the Statement of Profit or Loss [Line Items]
Revenues	$ 2,840	$ 1,596
Operating Expenses
Cost of revenues	(450)	(368)
Depreciation, amortization, and accretion	(400)	(500)
Loss on disposal of asset	(7)
Total operating expenses	(857)	(868)
Income from discontinued operations	1,983	728
Other income/(expense):
Interest expense	(1,131)	(787)
Other expense	(62)
Total other expenses	(1,193)	(787)
Income/(Loss) before provision for income taxes	790	(59)
Income taxes	(161)
Net income/(loss) from discontinued operations	629	(59)
Impact of discontinued operations on EPS
Net income/(loss) attributable to common stockholders, basic	629	(59)
Net income/(loss) attributable to common stockholders, diluted	$ 629	$ (59)
Net income/(loss) per share attributable to common stockholders, basic (in Dollars per share)	$ 0.01	$ 0
Net income/(loss) per share attributable to common stockholders, diluted (in Dollars per share)	$ 0.01	$ 0
Weighted-average common stock outstanding, basic (in Shares)	57,862,598	57,500,000
Weighted-average common stock outstanding, diluted (in Shares)	57,862,598	57,500,000